Document and Entity Information Document	Jun. 03, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 03, 2020
Entity Registrant Name	TENABLE HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38600
Entity Tax Identification Number	47-5580846
Entity Address, Address Line One	7021 Columbia Gateway Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21046
City Area Code	410
Local Phone Number	872-0555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TENB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001660280
Amendment Flag	false